Subsequent Events (Details Narative) - USD ($)		12 Months Ended
	Sep. 25, 2017	Jul. 31, 2017	Aug. 25, 2017
Outstanding number of warrants to purchase common shares		8,303,836
Subsequent Event [Member] | Two Thousand Fourteen Warrant [Member]
Number of warrants to purchase common stock	1,491,649	2,533,331	4,104,980
Shares issued price per share		$ 0.75
Subsequent Event [Member] | Two Thousand Fourteen Warrant [Member] | Maximum [Member]
Shares issued price per share			$ 0.75
Subsequent Event [Member] | Two Thousand Fourteen Warrant [Member] | Minimum [Member]
Shares issued price per share			$ 0.60
Subsequent Event [Member] | 2015 Warrant [Member]
Number of warrants to purchase common stock			1,986,101
Subsequent Event [Member] | 2015 Warrant [Member] | Maximum [Member]
Shares issued price per share			$ 0.45
Subsequent Event [Member] | 2015 Warrant [Member] | Minimum [Member]
Shares issued price per share			$ 0.40
Subsequent Event [Member] | 2017 Warrant [Member]
Number of warrants to purchase common stock	1,396,470	176,471	1,572,941
Shares issued price per share		$ 1.25
Proceeds from issuance of common shares	$ 2,720,000
Subsequent Event [Member] | 2017 Warrant [Member] | Maximum [Member]
Shares issued price per share			$ 1.25
Subsequent Event [Member] | 2017 Warrant [Member] | Minimum [Member]
Shares issued price per share			$ 0.85
Subsequent Event [Member] | 2015 Warrant [Member]
Number of warrants to purchase common stock	1,599,135	268,909
Proceeds from issuance of common shares		$ 107,000
Subsequent Event [Member] | 2015 Warrant [Member] | Garden State Securities Inc [Member]
Number of warrants to purchase common stock		4,756,163
Proceeds from issuance of common shares		$ 2,830,000